Goodwill - Summary of Most Sensitive Key Assumptions Used for CGUs (Detail)	Oct. 01, 2017	Oct. 01, 2016
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
After tax discount rate	8.90%	9.00%
Top of range [member]
Disclosure of information for cash-generating units [line items]
After tax discount rate	15.10%	13.70%
Terminal growth rate	3.00%
Consulting Services Global [member]
Disclosure of information for cash-generating units [line items]
After tax discount rate	11.30%
Terminal growth rate	3.00%
Consulting Services Global [member] | Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Operating margin rates	5.60%
Non-cash working capital rates	14.90%
Consulting Services Global [member] | Top of range [member]
Disclosure of information for cash-generating units [line items]
Operating margin rates	8.10%
Non-cash working capital rates	15.30%
Construction Services [member]
Disclosure of information for cash-generating units [line items]
After tax discount rate	12.50%
Terminal growth rate	3.00%
Construction Services [member] | Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Operating margin rates	1.10%
Non-cash working capital rates	(5.10%)
Construction Services [member] | Top of range [member]
Disclosure of information for cash-generating units [line items]
Operating margin rates	1.30%
Non-cash working capital rates	(5.60%)